Long-Term Debt (Future Minimum Capital Lease Payments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Capital Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
Capital Leases, Future Minimum Payments Year 1	$ 1,135
Capital Leases, Future Minimum Payments Year 2	1,176
Capital Leases, Future Minimum Payments Year 3	1,220
Capital Leases, Future Minimum Payments Year 4	1,266
Capital Leases, Future Minimum Payments Year 5	1,314
Capital Leases, Future Minimum Payments Thereafter	5,685
Capital Leases, Future Minimum Payments Due	11,796
Capital Lease Payments, Amount Representing Interest	4,678
Minimum Capital Lease Obligations, net of interest	$ 7,118